Background (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 05, 2025	Jun. 22, 2025 USD ($) $ / shares	Mar. 31, 2025 employee	Jun. 30, 2025 USD ($) employee $ / shares	Dec. 31, 2024 USD ($) employee $ / shares	Aug. 01, 2025 USD ($)	Dec. 31, 2023 $ / shares
Background
Common stock, par value (in USD per share) | $ / shares				$ 0.001	$ 0.001		$ 0.001
Combined Company
Background
Ownership (as a percent)		90.00%
Subsidiary, ownership, noncontrolling owner (as a percent)		10.00%
Combined Company
Background
Net cash as of closing		$ 0
Valuation amount		15,000,000
Exchange ratio, minimum net cash available		0
Termination fee		$ 500,000
Subsequent Event | Private Placement | Ocugen
Background
Subscription agreement						$ 5,000,000
Minimum | Subsequent Event
Background
Conversion ratio	0.1
Maximum | Subsequent Event
Background
Conversion ratio	0.02
OrthoCellix Inc
Background
Common stock, par value (in USD per share) | $ / shares		$ 0.00001
OrthoCellix Inc | Combined Company
Background
Concurrent investment		$ 25,000,000
Valuation amount		135,000,000
Termination fee		750,000
Reimbursement owed upon termination (up to)		$ 500,000
Employee Severance
Background
Reduction in workforce, number of employees | employee					62
Reduction in workforce (as a percent)					58.00%
Restructuring charges					$ 4,100,000
Employee Severance | Cash Preservation Plan, 2025
Background
Reduction in workforce, number of employees | employee				37
Reduction in workforce (as a percent)				84.00%
Restructuring charges				$ 4,200,000
Employee Severance | Cash Preservation Plan, 2025 | Subsequent Event
Background
Reduction in workforce, number of employees | employee			37
Reduction in workforce (as a percent)			84.00%